SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2023	2024
	US$	US$
Convertible bonds	5,153	997
Total:	5,153	997